PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4:        PROPERTY AND EQUIPMENT

The composition of property and equipment is as follows:

	December 31,
	2014	2015

Cost:
Computers and related equipment	$2,293	$3,712
Leasehold improvements	557	1,092
Office furniture and equipment	687	1,095

	3,537	5,899

Less accumulated depreciation	1,389	2,315

Depreciated cost	$2,148	$3,584

Depreciation expense amounted to $475, $746 and $1,129 for the years ended December 31, 2013, 2014 and 2015, respectively.